Investments in associates and joint ventures (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2016
Investments In Associates And Joint Ventures Details Text [Abstract]
Brazilian company, services provider related to credit and debit cards and other means of payment - The Organization received of dividends and interest on capital of this investment	R$ 1,204,069
In financial statements, Cielo S.A. - Other comprehensive income	6,948
Consolidated after acquisition				50.00%
Impairment losses were recognized in associates and joint control companies	107,000	R$ 31,868	R$ 37,122
Brazilian company, holding company that consolidates joint business related to electronic means of payment - The Organization received of dividends from this investment	38,278
Financial statements, Elo Participações S.A. - Other comprehensive income	44
Fair value of investments in associates for which there are quoted market prices	R$ 12,240,547	R$ 22,340,660